INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Medicine	4,036	2,740	375
Medical material	36,037	30,457	4,173
Low-value consumables	849	835	114
	40,922	34,032	4,662

Less: inventory provision	(575)	(591)	(81)

	40,347	33,441	4,581